Share-Based compensation - Additional information (Details)							12 Months Ended
	Dec. 28, 2022 shares	Aug. 08, 2022 shares	Jun. 08, 2022 shares	May 14, 2022 shares	Feb. 21, 2022 shares	Feb. 21, 2021 shares	Dec. 31, 2022 EUR (€) person € / shares shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares
Share-Based Compensation
Number of shares representing granted share options		75,000	175,000	72,500	219,000
Forfeited/Cancelled					(5,000)
Exercised								80,500
2013 plan
Share-Based Compensation
Exercise price warrant granted before April 2020 before share split | € / shares							€ 2,585.51
Number of shares representing outstanding share options							0	0	80,500
Percentage at grant date							34.00%
Percentage vesting first anniversary grant date							33.00%
Percentage vesting second anniversary grant date							33.00%
Number of share options exercised in share-based payment arrangement								161
Number of share options issued in sharebased payment arrangement 23 December 2014							300
Number of share options issued in share based payment arrangement 03 May 2013							340
Exercise price of warrant issued before April 2020 | € / shares							€ 5.17
Exercise price of warrant issued before April 2020 | € / shares							€ 5,966.59
Exercised							80,500	80,500
Exercise price | € / shares							€ 11.94
Exercise price warrant granted April 2020 after share split | € / shares							€ 11.94
2016 plan
Share-Based Compensation
Number of shares representing outstanding share options							27,500	52,500	217,500
Number of share options issuable in share based payment arrangement							1,500
Maximum number of individuals share options owners							150
Percentage at grant date							34.00%
Percentage vesting first anniversary grant date							33.00%
Percentage vesting second anniversary grant date							33.00%
Number of share options exercised in share-based payment arrangement							50
Number of shares representing issuable share options before share split							1,500
Number of shares representing issuable share options after share split							750,000
Minimum exercise price after share split | € / shares							€ 5.17
Exercised							25,000	165,000
Number of share options granted in share based payment arrangement 2016 2017 2018 | €							1,500
Number of outstanding share options							55
Number of share options issued in share based payment arrangement 03 November 2016							1,500
Minimum exercise price before share split | € / shares							€ 2,585.32
2018 Plan
Share-Based Compensation
Exercise price warrant granted before April 2020 before share split | € / shares							€ 3,259.91
Number of shares representing outstanding share options							50,000	50,000	159,500
Number of share options issuable in share based payment arrangement							525
Maximum number of individuals share options owners							150
Percentage at grant date							34.00%
Percentage vesting first anniversary grant date							33.00%
Percentage vesting second anniversary grant date							33.00%
Number of shares representing issuable share options before share split							525
Exercise price of warrant issued before April 2020 | € / shares							€ 5,966.59
Minimum exercise price after share split | € / shares							6.52
Exercised								109,500
Exercise price | € / shares							€ 6.52
Number of outstanding share options							100
Number of share options issued in share based payment arrangement 12 December 2018							525
Number of share options granted in share based payment arrangement April 2020							33
Exercise price warrant granted April 2020 after share split | € / shares							€ 11.93
Minimum exercise price before share split | € / shares							€ 3,259.91
2020 plan
Share-Based Compensation
Forfeited/Cancelled							30,000
Number of shares representing outstanding share options							450,500	490,500	550,000
Number of share options issuable in share based payment arrangement							550,000
Maximum number of individuals share options owners | €							150
Percentage at grant date							34.00%
Percentage vesting first anniversary grant date							33.00%
Percentage vesting second anniversary grant date							33.00%
Number of share options exercised in share-based payment arrangement							10,000
Number of shares representing issuable share options before share split							550,000
Exercised							10,000	59,500
Exercise price | € / shares							€ 11.94
Number of share options issued in share based payment arrangement 7 April 2020 | €							550,000
Number of share options granted in sharebased payment arrangements 17 september 2021							319,240
2021 Plan
Share-Based Compensation
Number of shares representing granted share options							536,500	401,240
Forfeited/Cancelled							48,500	750
Period for exercising the warrants after leaving the Company							3 months
Number of shares representing outstanding share options							888,490	400,490
Number of share options issuable in share based payment arrangement							1,400,000
Maximum number of individuals share options owners							150
Percentage at grant date							25.00%
Percentage vesting first anniversary grant date							25.00%
Percentage vesting second anniversary grant date							25.00%
Percentage of vesting third anniversary grant date							25.00%
Exercise price | € / shares							€ 25.31
Number of share options granted in sharebased payment arrangements 27 October 2021							111,500
Number of share options cancelled in sharebased payment arrangement 17 September 2021							29,500
2022 Plan
Share-Based Compensation
Number of share options issuable in share based payment arrangement	700,000						0
Maximum number of individuals share options owners | person							150
Maximum term of share options							10 years
Percentage at grant date							25.00%
Percentage vesting first anniversary grant date							25.00%
Percentage vesting second anniversary grant date							25.00%
Percentage of vesting third anniversary grant date							25.00%
Plan 2021 (grant May 14 2022)
Share-Based Compensation
Exercise price | € / shares							€ 13.82
Plan 2021 (grant June 8 2022)
Share-Based Compensation
Exercise price | € / shares							€ 12.95
Consolidated entity
Share-Based Compensation
Share split						500	500
Share-based payment expense | €							€ 2,700,000	€ 1,300,000	€ 2,500,000
Weighted average fair value at measurement date share options granted | €							€ 5.29	€ 8.31
Weighted average remaining contractual life of outstanding share options | €							3.4	3.7